Derivative financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Schedule of derivative activity by volume

The following table sets forth the Company’s outstanding commodity derivative contracts as of March 31, 2023. All of the Company’s commodity derivative contracts at March 31, 2023 are expected to settle by December 31, 2023.

	2023
	Second Quarter	Third Quarter	Fourth Quarter	Total
Producer 3-way (oil)
Volume (Bbl)	340,263	228,659	208,488	777,410
Weighted-average sub-floor price ($/Bbl)	$62.22	$60.42	$60.43	$61.21
Weighted-average floor price ($/Bbl)	$77.89	$79.25	$80.00	$78.86
Weighted-average ceiling price ($/Bbl)	$99.23	$100.61	$101.92	$100.36
Collar (natural gas)
Volume (Mcf)	3,051,421	2,530,000	2,070,000	7,651,421
Weighted-average floor price ($/Mcf)	$4.12	$4.25	$4.50	$4.27
Weighted-average ceiling price ($/Mcf)	$5.63	$5.90	$6.35	$5.91

	2023				2024	2025
	Second	Third	Fourth
	Quarter	Quarter	Quarter	Total	Total	Total
Collar (oil)
Volume (Bbl)	18,648	48,618	29,304	96,570	486,846	—
Weighted-average floor price ($/Bbl)	$61.50	$61.50	$61.50	$61.50	$58.63	$—
Weighted-average ceiling price ($/Bbl)	$81.60	$81.60	$81.60	$81.60	$78.13	$—
Collar (natural gas)
Volume (Mcf)	—	—	16,650	16,650	1,768,896	766,566
Weighted-average floor price ($/Mcf)	$—	$—	$3.04	$3.04	$3.24	$3.68
Weighted-average ceiling price ($/Mcf)	$—	$—	$4.63	$4.63	$4.89	$5.45
Swaps (natural gas)
Volume (Mcf)	1,058,940	950,382	297,036	2,306,358	—	—
Weighted-average price ($/Mcf)	$3.25	$3.25	$3.25	$3.25	$—	$—

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Producer 3-way (oil)
2023
Volume (Bbl)	431,160	340,263	228,659	208,488	1,208,570
Weighted-average sub-floor price ($/Bbl)	$57.22	$62.22	$60.42	$60.43	$59.79
Weighted-average floor price ($/Bbl)	$70.62	$77.89	$79.25	$80.00	$75.92
Weighted-average ceiling price ($/Bbl)	$96.04	$99.23	$100.61	$101.92	$98.82
Producer 3-way (natural gas)
2023
Volume (Mcf)	2,634,993	—	—	—	2,634,993
Weighted-average sub-floor price ($/Mcf)	$4.41	$—	$—	$—	$4.41
Weighted-average floor price ($/Mcf)	$5.51	$—	$—	$—	$5.51
Weighted-average ceiling price ($/Mcf)	$11.28	$—	$—	$—	$11.28
Collar (natural gas)
2023
Volume (Mcf)	774,634	3,051,421	2,530,000	2,070,000	8,426,055
Weighted-average floor price ($/Mcf)	$5.96	$4.12	$4.25	$4.50	$4.42
Weighted-average ceiling price ($/Mcf)	$9.15	$5.63	$5.90	$6.35	$6.21

Schedule of commodity derivatives reported in earnings

	Three Months Ended March 31,
(in thousands)	2023	2022
Gain (loss) on commodity derivatives
Oil derivatives	$15,097	$(19,579)
Natural gas derivatives	(1,774)	(8,816)
Total	$13,323	$(28,395)

	Year Ended December 31,
(in thousands)	2022	2021	2020
(Loss) gain on commodity derivatives
Oil derivatives	$(14,985)	$(24,885)	$11,604
Natural gas derivatives	(10,339)	(7,504)	1,402
Total	$(25,324)	$(32,389)	$13,006

Schedule of net cash receipts (payments on) commodity derivatives

	Three Months Ended March 31,
(in thousands)	2023	2022
Net cash receipts from (payments on) commodity derivatives
Oil derivatives	$1,953	$(6,464)
Natural gas derivatives	4,433	(1,311)
Total	$6,386	$(7,775)

	Year Ended December 31,
(in thousands)	2022	2021	2020
Net cash (payments on) receipts from commodity derivatives
Oil derivatives	$(23,695)	$(19,034)	$10,180
Natural gas derivatives	(18,742)	(6,185)	1,733
Total	$(42,437)	$(25,219)	$11,913